Financial instruments (Details 12) - Dec. 31, 2018 R$ in Thousands, $ in Thousands, $ in Thousands	BRL (R$) R$ / $ $ / $	USD ($) R$ / $ $ / $	MXN ($) R$ / $ $ / $
First quarter
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.3082	3.3082	3.3082
Second quarter
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.2769	3.2769	3.2769
Third quarter
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.3080	3.3080	3.3080
Fourth quarter
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.3080	3.3080	3.3080
Braskem Idesa
Disclosure of detailed information about financial instruments [line items]
Total nominal value		$ 221,790
Total nominal value			$ 1,252,449
Gross nominal value | R$	R$ 236,570
Braskem Idesa | First quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value		$ 53,889
Conversion rate at inception | $ / $	13.6649	13.6649	13.6649
Closing rate | $ / $	18.6631	18.6631	18.6631
Total nominal value			$ 269,348
Gross nominal value | R$	R$ 46,934
Braskem Idesa | Second quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value		$ 55,136
Conversion rate at inception | $ / $	13.6560	13.6560	13.6560
Closing rate | $ / $	19.4484	19.4484	19.4484
Total nominal value			$ 319,370
Gross nominal value | R$	R$ 59,371
Braskem Idesa | Third quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value		$ 56,383
Conversion rate at inception | $ / $	13.6536	13.6536	13.6536
Closing rate | $ / $	18.832	18.832	18.832
Total nominal value			$ 291,974
Gross nominal value | R$	R$ 60,810
Braskem Idesa | Fourth quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value		$ 56,382
Conversion rate at inception | $ / $	13.6537	13.6537	13.6537
Closing rate | $ / $	20.2473	20.2473	20.2473
Total nominal value			$ 371,757
Gross nominal value | R$	R$ 69,455